Supplemental cash flow information	12 Months Ended
Mar. 31, 2018
Supplemental cash flow information

3. Supplemental cash flow information:

Cash payments for income taxes were ¥884,589 million, ¥854,600 million and ¥500,214 million for the years ended March 31, 2016, 2017 and 2018, respectively. Interest payments during the years ended March 31, 2016, 2017 and 2018 were ¥381,280 million, ¥362,602 million and ¥422,720 million, respectively.

Capital lease obligations of ¥6,546 million, ¥5,975 million and ¥4,467 million were incurred for the years ended March 31, 2016, 2017 and 2018, respectively.